Pension and other post-retirement benefits (Components of net pension and other benefit expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan [line items]
Defined benefit expense [note 19]	$ 5,572	$ 5,656
Defined contribution pension expense [note 19]	18,644	15,189
Employee benefit expense	496,160	383,300
Pension Plans [member]
Disclosure of fair value of plan [line items]
Current service cost	1,567	2,302
Net interest cost	2,326	1,710
Administration cost	3	3
Defined benefit expense [note 19]	3,896	4,015
Defined contribution pension expense [note 19]	18,644	15,189
Employee benefit expense	22,540	19,204
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	6,343	(19,517)
Return on plan assets excluding interest income	(18)	555
Total actuarial losses (gains) recognized in other comprehensive income	6,325	(18,962)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	689	915
Net interest cost	987	726
Administration cost	0	0
Defined benefit expense [note 19]	1,676	1,641
Defined contribution pension expense [note 19]	0	0
Employee benefit expense	1,676	1,641
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	461	(5,720)
Return on plan assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ 461	$ (5,720)